Litigation (Details) - 3 months ended Jun. 30, 2019 SFr in Millions, $ in Millions, € in Billions	CHF (SFr)	USD ($)	EUR (€)
Pending Litigation
Litigation disclosures
Net litigation provisions recorded | SFr	SFr 73
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	SFr 1,400
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | Circuit court of Montgomery County, Alabama
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC | $		$ 139
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages | $		500
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages | $		$ 730
Credit Suisse Securities (Europe) Limited | Fondazione MPS litigation | Fondazione Monte dei Paschi di Siena | Civil Court of Milan, Italy
Litigation disclosures
Purchase price paid by plaintiff | €			€ 9